PGIM Balanced Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	85 Months Ended		120 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.02%	[1]	1.35%
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02% [2]	14.53% [2]	13.84%	[1],[3]	13.10% [2]
Custom Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		12.28%	7.21%	7.42%	[1]	7.37%
A
Prospectus [Line Items]
Average Annual Return, Percent			9.43%	5.94%			6.42%
C
Prospectus [Line Items]
Average Annual Return, Percent			11.16%	5.79%			5.97%
R
Prospectus [Line Items]
Average Annual Return, Percent			12.56%	6.14%			6.35%
Z
Prospectus [Line Items]
Average Annual Return, Percent			13.35%	6.87%			7.05%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.69%	5.21%			5.39%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.67%	4.89%			5.10%
R6
Prospectus [Line Items]
Average Annual Return, Percent			13.55%	7.02%	7.01%
Performance Inception Date		Nov. 28, 2017

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.
[2]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.
[4]	Custom Blended Index currently consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).